Tax credits receivable	12 Months Ended
Dec. 31, 2025
Tax credits receivable
Tax credits receivable

11.Tax credits receivable

In June 2025, the Company claimed Scientific Research and Development (SR&ED) tax credits for 2023. The Company had received no formal confirmation that the claim met the SR&ED eligibility requirements by December 31, 2025. In March 2026, the Company received payment for this claim. As such, the Company will file claims for both 2024 and 2025. The total of these claims for the three-year period recorded in 2025 is $353,035.